UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2004

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust	as of July 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 138.0%(1)

Principal Amount	Borrower/Tranche Description	Value
Advertising — 0.6%
	Adams Outdoor Advertising, L.P.
1,000,000	Term Loan, Maturing October 15, 2011	1,012,917
350,000	Term Loan, Maturing April 15, 2012	355,469
	Lamar Media Corp.
2,239,600	Term Loan, Maturing June 30, 2010	2,265,915
		$3,634,301
Aerospace and Defense — 1.3%
	Alliant Techsystems, Inc.
3,810,450	Term Loan, Maturing March 31, 2011	3,849,747
	ARINC, Inc.
997,500	Term Loan, Maturing March 10, 2010	1,011,216
	Transdigm, Inc.
997,500	Term Loan, Maturing July 22, 2010	1,011,683
	United Defense Industries, Inc.
1,198,178	Term Loan, Maturing October 6, 2005	1,209,536
	Vought Aircraft Industries, Inc.
932,400	Term Loan, Maturing December 31, 2006	940,558
160,361	Term Loan, Maturing July 24, 2007	162,315
264,812	Term Loan, Maturing July 24, 2008	268,040
		$8,453,095
Auto Components — 10.7%
	Accuride Corp.
3,265,625	Term Loan, Maturing September 30, 2004	3,341,143
4,975,000	Term Loan, Maturing June 13, 2007	5,093,156
	Collins & Aikman Products Co.
2,654,038	Term Loan, Maturing December 31, 2005	2,681,905

1,412,281	Revolving Loan, Maturing December 31, 2005	1,426,404
2,518,248	Term Loan, Maturing December 31, 2005	2,522,969
	Dayco Products, LLC
2,900,000	Term Loan, Maturing June 23, 2011	2,948,033
	Dura Operating Corp.
2,236,850	Term Loan, Maturing March 31, 2007	2,255,724
	Exide Technologies
1,240,000	Term Loan, Maturing May 5, 2010	1,245,425
1,240,000	Term Loan, Maturing May 5, 2010	1,250,850
	Federal-Mogul Corp.
7,076,029	Revolving Loan, Maturing August 24, 2004	6,578,499
2,559,019	Term Loan, Maturing February 24, 2005	2,385,486
	Gleason Corp.
500,000	Term Loan, Maturing July 27, 2011	500,000
	HLI Operating Co., Inc.
6,697,856	Term Loan, Maturing June 3, 2009	6,838,095
	Key Automotive Group
1,080,000	Term Loan, Maturing June 29, 2010	1,097,213
	Keystone Automotive Operations, Inc.
3,808,696	Term Loan, Maturing October 30, 2009	3,864,040
	Plastech Engineered Products, Inc.
890,690	Term Loan, Maturing March 31, 2010	904,607
	R.J. Tower Corp.
1,750,000	Term Loan, Maturing January 29, 2010	1,790,469
	Tenneco Automotive
4,265,173	Term Loan, Maturing December 12, 2009	4,349,589
1,924,137	Term Loan, Maturing December 12, 2010	1,963,823
	The Goodyear Tire & Rubber Co.
3,750,000	Term Loan, Maturing March 31, 2006	3,798,049
1,000,000	Term Loan, Maturing March 31, 2006	1,015,313
	TI Automotive, Ltd.
1,200,000	Term Loan, Maturing June 30, 2011	1,206,750
	TRW Automotive, Inc.
2,010,420	Term Loan, Maturing February 28, 2005	2,034,712
6,055,603	Term Loan, Maturing February 28, 2011	6,169,146
		$67,261,400

Broadcast Media — 4.8%
	CanWest Media, Inc.
4,156,923	Term Loan, Maturing August 15, 2009	4,216,679
	Cumulus Media, Inc.
2,000,000	Term Loan, Maturing March 28, 2010	2,025,938
	Gray Television, Inc.
2,194,500	Term Loan, Maturing December 31, 2010	2,217,817
	Lin Television Corp.
1,096,857	Term Loan, Maturing December 31, 2007	1,111,253
1,015,143	Term Loan, Maturing December 31, 2007	1,029,525
	Nexstar Broadcasting, Inc.
357,180	Term Loan, Maturing December 31, 2010	360,975
140,321	Term Loan, Maturing December 31, 2010	141,461
	Rainbow Media Holdings, LLC
7,049,202	Term Loan, Maturing March 14, 2008	7,079,309
	Sinclair Television Group, Inc.
1,620,000	Term Loan, Maturing June 30, 2009	1,628,100
2,640,000	Term Loan, Maturing December 31, 2009	2,673,000
	Spanish Broadcasting System, Inc.
2,736,250	Term Loan, Maturing October 31, 2009	2,780,714
	Susquehanna Media Co.
5,250,000	Term Loan, Maturing March 31, 2012	5,318,906
		$30,583,677
Cable Television — 7.6%
	Adelphia Communications Corp.
1,812,399	DIP Loan, Maturing March 31, 2005	1,821,084
	Atlantic Broadband Finance, LLC
4,294,434	Term Loan, Maturing February 10, 2011	4,363,549
	Cebridge Connections, Inc.
1,510,000	Term Loan, Maturing February 23, 2009	1,528,875
1,596,000	Term Loan, Maturing February 23, 2010	1,584,030
	Charter Communications Operating, LLC
15,350,000	Term Loan, Maturing April 27, 2011	15,161,011
	DirectTV Holdings, LLC
4,955,510	Term Loan, Maturing March 6, 2010	5,029,843
	Insight Midwest Holdings, LLC

1,990,000	Term Loan, Maturing December 31, 2009	2,022,475
8,208,750	Term Loan, Maturing December 31, 2009	8,342,709
	MCC Iowa, LLC
6,000,000	Term Loan, Maturing September 30, 2010	6,070,782
	NTL, Inc.
2,300,000	Term Loan, Maturing April 13, 2012	2,284,666
		$48,209,024
Casinos and Gaming — 4.2%
	Alliance Gaming Corp.
8,000,000	Term Loan, Maturing September 5, 2009	8,105,000
	Argosy Gaming Co.
7,560,604	Term Loan, Maturing June 30, 2008	7,648,027
	Isle of Capri Casinos
1,137,813	Term Loan, Maturing April 25, 2008	1,151,832
	Penn National Gaming, Inc.
945,088	Term Loan, Maturing July 31, 2006	960,918
	Pinnacle Entertainment, Inc.
3,920,000	Term Loan, Maturing December 18, 2009	3,977,985
	Scientific Games Corp.
3,980,000	Term Loan, Maturing December 31, 2009	4,036,385
	Venetian Casino Resort, LLC/Las Vegas Sands, Inc
539,000	Term Loan, Maturing June 4, 2008	546,636
		$26,426,783
Chemicals — 7.4%
	Brenntag AG
2,975,000	Term Loan, Maturing February 27, 2012	3,024,275
	Celanese AG
1,034,723	Term Loan, Maturing June 4, 2011	1,052,616
1,300,000	Term Loan, Maturing December 8, 2011	1,343,875
	CP Kelco U.S., Inc.
1,254,273	Term Loan, Maturing March 31, 2008	1,262,112
409,980	Term Loan, Maturing September 30, 2008	412,201
	FMC Corp.
2,345,693	Term Loan, Maturing October 21, 2007	2,379,778
	Hercules, Inc.
882,788	Term Loan, Maturing October 8, 2010	889,408
	Huntsman International, LLC
7,000,000	Term Loan, Maturing December 31, 2010	7,114,625

	Huntsman, LLC
436,809	Term Loan, Maturing March 31, 2007	439,188
2,754,547	Term Loan, Maturing March 31, 2007	2,769,548
	ISP Chemco, Inc.
1,500,000	Term Loan, Maturing March 27, 2011	1,515,000
	Kosa B.V.
3,715,612	Term Loan, Maturing April 29, 2011	3,773,668
1,637,388	Term Loan, Maturing April 29, 2011	1,662,972
	Kraton Polymers, LLC
4,487,500	Term Loan, Maturing December 5, 2008	4,563,227
	Nalco Co.
7,174,265	Term Loan, Maturing November 4, 2010	7,293,652
	Polymer Group, Inc.
500,000	Term Loan, Maturing April 27, 2010	504,062
1,750,000	Term Loan, Maturing April 27, 2011	1,756,562
	Ripplewood Phosphorus, LLC
525,000	Term Loan, Maturing July 20, 2011	531,562
	Rockwood Specialties Group, Inc.
975,075	Term Loan, Maturing December 8, 2010	979,341
	VWR International, Inc.
1,189,933	Term Loan, Maturing April 7, 2011	1,213,881
	Wellman, Inc.
2,250,000	Term Loan, Maturing February 10, 2009	2,290,313
		$46,771,866
Coal — 0.6%
	Consol Energy, Inc.
970,000	Term Loan, Maturing June 30, 2010	986,975
	Peabody Energy Corp.
2,715,625	Term Loan, Maturing March 31, 2010	2,748,723
		$3,735,698
Commercial Services — 3.3%
	Advanstar Communications, Inc.
584,554	Term Loan, Maturing October 11, 2007	588,329
	Baker & Taylor, Inc.
1,200,000	Term Loan, Maturing May 6, 2011	1,200,000
	Coinmach Laundry Corp.
1,273,594	Term Loan, Maturing July 25, 2009	1,287,922
	Environmental Systems Products Holdings, Inc.

1,728,188	Term Loan, Maturing December 12, 2008	1,740,069
2,500,000	Term Loan, Maturing December 12, 2010	2,581,250
	Gate Gourmet Borrower, LLC
2,980,000	Term Loan, Maturing December 31, 2008	3,039,600
	Pike Electric
486,325	Term Loan, Maturing July 1, 2012	495,444
	United Rentals, Inc.
1,121,250	Term Loan, Maturing February 14, 2011	1,144,376
5,592,234	Term Loan, Maturing February 14, 2011	5,698,487
	Williams Scotsman, Inc.
2,701,688	Term Loan, Maturing December 31, 2006	2,740,525
		$20,516,002
Communications Equipment — 0.8%
	Amphenol Corp.
2,320,000	Term Loan, Maturing May 6, 2010	2,349,000
	Language Line, LLC
2,800,000	Term Loan, Maturing June 11, 2011	2,833,250
		$5,182,250
Computer Software & Services — 0.4%
	UGS Corp.
2,525,000	Term Loan, Maturing May 27, 2011	2,552,618
		$2,552,618
Computers & Peripherals — 0.3%
	Seagate Technology Holdings, Inc.
2,156,000	Term Loan, Maturing November 22, 2006	2,191,574
		$2,191,574
Construction Materials — 0.4%
	Formica Corp.
51,414	Term Loan, Maturing June 10, 2010	52,185
125,669	Term Loan, Maturing June 10, 2010	127,554
64,268	Term Loan, Maturing June 10, 2010	65,232
187,208	Term Loan, Maturing June 10, 2010	190,016
	NCI Building Systems, Inc.
770,000	Term Loan, Maturing June 18, 2010	780,106
	Ply Gem Industries, Inc.
1,314,206	Term Loan, Maturing February 12, 2011	1,319,546
231,919	Term Loan, Maturing February 12, 2011	232,861
		$2,767,500

Containers and Packaging - Metal and Glass — 2.6%
	Ball Corp.
1,734,029	Term Loan, Maturing December 31, 2009	1,756,788
	BWAY Corp.
695,000	Term Loan, Maturing June 30, 2011	706,946
	Owens-Illinois, Inc.
2,500,000	Term Loan, Maturing April 1, 2007	2,534,895
3,000,000	Term Loan, Maturing April 1, 2008	3,046,251
1,904,762	Term Loan, Maturing April 1, 2008	1,933,333
400,000	Term Loan, Maturing April 1, 2008	401,083
	Silgan Holdings, Inc.
4,252,809	Term Loan, Maturing December 31, 2008	4,306,632
	U.S. Can Corp.
1,496,250	Term Loan, Maturing January 10, 2010	1,514,018
		$16,199,946
Containers and Packaging - Paper — 2.8%
	Graham Packaging Co.
2,730,702	Term Loan, Maturing February 16, 2010	2,751,750
	Graphic Packaging International, Inc.
6,147,950	Term Loan, Maturing August 8, 2009	6,252,336
	Greif Bros. Corp.
1,425,000	Term Loan, Maturing August 31, 2008	1,440,319
	Printpack Holdings, Inc.
1,444,414	Term Loan, Maturing April 30, 2009	1,459,761
	Solo Cup Co.
2,707,308	Term Loan, Maturing February 27, 2011	2,742,278
	Stone Container Corp.
2,492,874	Term Loan, Maturing June 30, 2009	2,514,686
502,479	Term Loan, Maturing June 30, 2009	508,132
		$17,669,262
Containers and Packaging - Plastics — 0.9%
	Berry Plastics Corp.
2,360,462	Term Loan, Maturing July 22, 2010	2,403,736
	Consolidated Container Holdings, LLC
1,200,000	Term Loan, Maturing December 15, 2008	1,213,500
	Crown Cork & Seal Americas, Inc.
2,000,000	Term Loan, Maturing September 15, 2008	2,032,188
		$5,649,424
Diversified/Conglomerate Service — 0.4%
	Iron Mountain, Inc.	2,358,721
2,338,985	Term Loan, Maturing April 2, 2011	$2,358,721

Educational Services — 1.6%
	American Achievement Corp.
698,250	Term Loan, Maturing March 25, 2011	709,379
	Jostens, Inc.
2,767,606	Term Loan, Maturing July 15, 2010	2,809,120
	Knowledge Learning Corp.
4,893,284	Term Loan, Maturing May 15, 2010	4,954,450
	Weekly Reader Corp.
1,485,000	Term Loan, Maturing March 18, 2009	1,485,928
		$9,958,877
Electronic Equipment & Instruments — 1.2%
	Communications & Power Industries, Inc.
1,147,125	Term Loan, Maturing July 23, 2010	1,167,917
	Global Cash Access, LLC
1,160,313	Term Loan, Maturing March 10, 2010	1,179,893
	Invensys International Holdings, Ltd.
3,093,560	Term Loan, Maturing September 5, 2009	3,145,764
	SecurityCo, Inc.
1,000,000	Term Loan, Maturing June 28, 2010	1,005,000
1,000,000	Term Loan, Maturing June 28, 2011	1,005,000
		$7,503,574
Entertainment — 5.6%
	Hollywood Entertainment Corp.
1,000,000	Term Loan, Maturing March 31, 2008	1,005,833
	Lions Gate Entertainment, Inc.
4,000,000	Term Loan, Maturing December 31, 2008	4,037,500
	Metro-Goldwyn-Mayer Studios, Inc.
8,850,000	Term Loan, Maturing April 26, 2011	8,903,100
	Six Flags Theme Parks, Inc.
7,922,624	Term Loan, Maturing June 30, 2009	8,021,657
	Universal City Development Partners, L.P.
3,734,847	Term Loan, Maturing June 30, 2007	3,751,187
	WMG Acquisition Corp.
9,593,475	Term Loan, Maturing February 28, 2011	9,744,227
		$35,463,504
Environmental Services — 3.1%
	Allied Waste Industries, Inc.
1,535,714	Term Loan, Maturing January 15, 2009	1,562,749

1,114,286	Term Loan, Maturing January 15, 2010	1,131,299
6,445,536	Term Loan, Maturing July 15, 2010	6,540,363
	Casella Waste Systems, Inc.
2,475,000	Term Loan, Maturing May 11, 2007	2,508,259
	IESI Corp.
1,091,750	Term Loan, Maturing September 30, 2010	1,111,197
	Ionics, Inc.
1,707,783	Term Loan, Maturing February 13, 2011	1,735,535
	Synagro Technologies, Inc.
622,583	Term Loan, Maturing April 15, 2008	624,918
	Waste Connections
4,000,000	Term Loan, Maturing October 22, 2010	4,046,252
		$19,260,572
Food, Beverages and Tobacco — 8.8%
	American Seafood Holdings, Inc.
1,655,660	Term Loan, Maturing March 31, 2009	1,662,904
	Constellation Brands, Inc.
2,375,000	Term Loan, Maturing November 30, 2008	2,411,898
	Dean Foods Co.
748,125	Term Loan, Maturing July 15, 2008	749,060
4,687,400	Term Loan, Maturing July 15, 2008	4,692,087
	Del Monte Corp.
2,093,072	Term Loan, Maturing December 20, 2010	2,126,103
	Doane Pet Care Co.
607,539	Term Loan, Maturing December 29, 2005	611,589
656,355	Term Loan, Maturing December 29, 2006	660,731
	Dole Food Co., Inc.
665,128	Term Loan, Maturing September 29, 2008	676,630
	Dr. Pepper/Seven Up Bottling Group, Inc.
6,820,414	Term Loan, Maturing December 19, 2010	6,901,407
	DS Waters Enterprises, L.P.
3,397,764	Term Loan, Maturing November 7, 2009	3,356,356
	Interstate Brands Corp.
1,989,744	Term Loan, Maturing July 19, 2007	1,948,705
	Land O’Lakes, Inc.
590,062	Term Loan, Maturing October 1, 2007	600,511
	Merisant Co.

3,724,190	Term Loan, Maturing January 31, 2010	3,744,208
	Michael Foods, Inc.
4,378,000	Term Loan, Maturing November 20, 2010	4,450,513
6,000,000	Term Loan, Maturing November 20, 2011	6,176,250
	Pierre Merger Corp.
615,000	Term Loan, Maturing June 30, 2010	622,880
	Pinnacle Foods Holdings Corp.
1,240,927	Term Loan, Maturing November 25, 2010	1,259,154
4,394,948	Term Loan, Maturing November 25, 2010	4,459,501
	Reddy Ice Group, Inc.
704,266	Term Loan, Maturing July 31, 2009	711,895
2,118,120	Term Loan, Maturing July 31, 2009	2,146,804
	Seminis Vegetable Seeds, Inc.
1,406,447	Term Loan, Maturing September 30, 2009	1,425,493
	Southern Wine & Spirits of America, Inc.
3,828,618	Term Loan, Maturing June 28, 2008	3,875,281
		$55,269,960
Funeral Service — 0.1%
	Stewart Enterprises, Inc.
388,808	Term Loan, Maturing January 31, 2006	391,886
		$391,886
Health Care - Equipment & Supplies — 3.5%
	Colgate Medical, Ltd.
1,900,000	Term Loan, Maturing December 30, 2008	1,920,782
	Conmed Corp.
2,693,303	Term Loan, Maturing December 15, 2009	2,730,336
	Empi Corp.
3,385,189	Term Loan, Maturing November 24, 2009	3,407,406
	Fisher Scientific International, LLC
2,045,455	Term Loan, Maturing March 31, 2010	2,056,960
	Kinetic Concepts, Inc.
3,723,338	Term Loan, Maturing October 3, 2009	3,776,860
	Leiner Health Products, Inc.
995,000	Term Loan, Maturing May 27, 2011	1,012,412
	Sola International, Inc.
4,000,000	Term Loan, Maturing December 11, 2009	4,065,000
	Triad Hospitals Holdings, Inc.

3,145,914	Term Loan, Maturing September 30, 2008	3,204,114
		$22,173,870
Health Care - Providers & Services — 5.6%
	Alliance Imaging, Inc.
1,230,821	Term Loan, Maturing June 10, 2008	1,225,821
	AMN Healthcare, Inc.
1,900,000	Term Loan, Maturing October 2, 2008	1,911,875
	Community Health Systems, Inc.
7,246,446	Term Loan, Maturing January 16, 2010	7,265,692
	Concentra Operating Corp.
3,969,925	Term Loan, Maturing June 30, 2009	4,026,992
	DaVita, Inc.
6,448,676	Term Loan, Maturing March 31, 2009	6,524,100
	Express Scripts, Inc.
1,496,250	Term Loan, Maturing February 13, 2010	1,510,901
	FHC Health Systems, Inc.
650,000	Term Loan, Maturing June 1, 2004	655,687
928,571	Term Loan, Maturing December 18, 2009	937,857
	Insight Health Services Corp.
1,604,610	Term Loan, Maturing October 17, 2008	1,614,639
	Magellan Health Services, Inc.
1,777,778	Term Loan, Maturing August 15, 2008	1,804,444
2,055,556	Term Loan, Maturing August 15, 2008	2,086,389
	Mariner Health Care, Inc.
1,937,097	Term Loan, Maturing December 31, 2009	1,950,415
	Multiplan, Inc.
538,650	Term Loan, Maturing March 4, 2009	544,036
	Team Health
2,234,400	Term Loan, Maturing March 23, 2011	2,260,933
	Vanguard Health Systems, Inc.
1,000,000	Term Loan, Maturing May 18, 2009	1,001,250
		$35,321,031
Hotels — 1.5%
	CNL Hospitality Partners, L.P.
4,831,958	Term Loan, Maturing April 2, 2005	4,831,958
	Wyndham International, Inc.
4,928,811	Term Loan, Maturing June 30, 2006	4,896,685
		$9,728,643

Household Furnishing & Appliances — 2.2%
	Goodman Global Holdings, Inc.
2,702,382	Term Loan, Maturing November 21, 2009	2,741,229
	Home Interiors & Gifts, Inc.
892,969	Term Loan, Maturing March 31, 2011	863,669
	Sealy Mattress Co.
3,414,350	Term Loan, Maturing April 6, 2012	3,470,543
	Simmons Co.
5,470,593	Term Loan, Maturing December 19, 2011	5,562,909
	Tempur-Pedic, Inc.
997,481	Term Loan, Maturing June 30, 2009	1,009,950
		$13,648,300
Household Products — 1.4%
	Central Garden & Pet Co.
992,481	Term Loan, Maturing May 19, 2009	1,001,165
	Church & Dwight Co., Inc.
5,300,000	Term Loan, Maturing May 30, 2011	5,372,875
	The Scotts Co.
2,553,600	Term Loan, Maturing September 30, 2010	2,573,436
		$8,947,476
Insurance — 0.6%
	Conseco, Inc.
4,000,000	Term Loan, Maturing June 22, 2010	4,061,252
		$4,061,252
Leisure — 0.7%
	AMF Bowling Worldwide, Inc.
3,042,375	Term Loan, Maturing August 27, 2009	3,071,850
	Yankees Holdings & YankeeNets, LLC
400,714	Term Loan, Maturing June 25, 2007	405,723
874,286	Term Loan, Maturing June 25, 2007	885,214
		$4,362,787
Leisure Equipment & Products — 0.5%
	Bombardier Recreational Products, Inc.
2,387,725	Term Loan, Maturing December 18, 2010	2,416,079
1,050,000	Term Loan, Maturing December 18, 2010	1,066,079
		$3,482,158

Machinery — 1.0%
	Flowserve Corp.
2,870,494	Term Loan, Maturing June 30, 2009	2,911,757
	Rexnord Corp.
2,471,970	Term Loan, Maturing November 30, 2009	2,504,415
	Terex Corp.
874,457	Term Loan, Maturing June 30, 2009	886,481
		$6,302,653
Manufacturing — 5.3%
	Amsted Industries, Inc.
990,000	Term Loan, Maturing October 15, 2010	1,013,512
	Chart Industries, Inc.
3,168,626	Term Loan, Maturing September 15, 2009	3,162,684
	Douglas Dynamics Holdings, Inc.
299,425	Term Loan, Maturing March 30, 2010	303,168
900,000	Term Loan, Maturing March 30, 2011	911,250
	Dresser, Inc.
1,192,141	Term Loan, Maturing March 31, 2007	1,217,176
	Enersys Holdings, Inc.
1,157,100	Term Loan, Maturing March 17, 2011	1,176,807
	Harbor Freight Tools USA, Inc.
2,135,000	Term Loan, Maturing July 15, 2010	2,161,021
	Itron, Inc.
500,000	Term Loan, Maturing December 17, 2010	505,000
	JohnsonDiversey, Inc.
1,691,371	Term Loan, Maturing November 30, 2009	1,720,335
	MAAX Corp.
820,000	Term Loan, Maturing June 4, 2011	830,250
	Polypore, Inc.
2,300,000	Term Loan, Maturing November 12, 2011	2,341,687
	Roper Industries, Inc.
2,486,250	Term Loan, Maturing December 29, 2008	2,523,544
	Sensus Metering Systems, Inc.
2,602,174	Term Loan, Maturing December 17, 2010	2,634,160
390,326	Term Loan, Maturing December 17, 2010	395,124
	SPX Corp.
4,607,091	Term Loan, Maturing September 30, 2009	4,681,956
	St. Marys Cement, Inc.
7,980,000	Term Loan, Maturing December 4, 2010	8,089,725
		$33,667,399

Metals & Mining — 0.5%
	Compass Minerals Group, Inc.
582,540	Term Loan, Maturing November 28, 2009	592,128
	Magnequench, Inc.
1,000,000	Term Loan, Maturing September 30, 2009	1,005,000
1,300,000	Term Loan, Maturing December 31, 2009	1,306,500
		$2,903,628
Miscellaneous — 1.3%
	Atkins Nutritionals, Inc.
982,188	Term Loan, Maturing November 26, 2009	965,000
	Coinstar, Inc.
700,000	Term Loan, Maturing July 7, 2011	712,250
	Laidlaw International, Inc.
6,110,941	Term Loan, Maturing June 19, 2009	6,229,340
		$7,906,590
Office Equipment and Supplies — 0.6%
	Buhrmann US, Inc.
3,179,013	Term Loan, Maturing December 31, 2010	3,208,155
	Global Imaging Systems, Inc.
490,035	Term Loan, Maturing May 10, 2010	495,548
		$3,703,703
Oil & Gas — 2.6%
	Cumberland Farms, Inc.
950,350	Term Loan, Maturing September 8, 2008	955,101
	La Grange Acquisition, L.P.
5,375,000	Term Loan, Maturing January 18, 2008	5,460,667
	Lyondell-Citgo Refining, LP
1,685,000	Term Loan, Maturing May 21, 2007	1,718,700
	Magellan Midstream Holdings
576,445	Term Loan, Maturing June 17, 2008	585,092
	Plains Resources, Inc.
625,000	Term Loan, Maturing July 23, 2010	633,984
	Seminole Transportation & Gathering, L.P.
1,698,046	Revolving Loan, Maturing October 9, 2006	1,693,801
	Tesoro Petroleum Corp.
600,000	Term Loan, Maturing June 30, 2009	603,000

	Williams Production RMT Co.
4,726,250	Term Loan, Maturing May 30, 2007	4,796,161
		$16,446,506
Paper and Forest Products — 2.1%
	Buckeye Technologies, Inc.
4,187,917	Term Loan, Maturing March 15, 2008	4,246,372
	Koch Cellulose, LLC
197,887	Term Loan, Maturing May 7, 2011	200,731
802,113	Term Loan, Maturing May 7, 2011	813,644
	RLC Industries Co.
1,791,000	Term Loan, Maturing February 24, 2010	1,808,910
	SP Newsprint Co.
2,103,333	Term Loan, Maturing January 9, 2010	2,136,198
3,866,667	Term Loan, Maturing January 9, 2010	3,924,667
		$13,130,522
Personal Products — 0.8%
	American Safety Razor Co.
333,334	Term Loan, Maturing October 29, 2011	335,001
	Prestige Brands, Inc.
1,800,000	Term Loan, Maturing April 7, 2011	1,830,375
2,000,000	Term Loan, Maturing April 7, 2011	2,022,500
	Revlon Consumer Products Corp.
1,100,000	Term Loan, Maturing July 9, 2010	1,122,172
		$5,310,048
Publishing & Printing — 6.3%
	American Media Operations, Inc.
570,943	Term Loan, Maturing April 1, 2007	579,435
3,862,650	Term Loan, Maturing April 1, 2008	3,926,627
	CBD Media, LLC
2,641,792	Term Loan, Maturing December 31, 2009	2,677,015
	Dex Media East, LLC
909,634	Term Loan, Maturing November 8, 2008	921,193
6,526,560	Term Loan, Maturing May 8, 2009	6,636,696
	Dex Media West, LLC
5,119,683	Term Loan, Maturing September 9, 2009	5,192,746
5,122,651	Term Loan, Maturing March 9, 2010	5,224,572
	Freedom Communications Holdings, Inc.
2,650,000	Term Loan, Maturing May 18, 2012	2,693,476
	Morris Publishing Group, LLC

440,000	Term Loan, Maturing September 30, 2010	443,713
660,000	Term Loan, Maturing March 31, 2011	668,457
	Nebraska Book Co.
1,456,350	Term Loan, Maturing March 4, 2011	1,473,644
	R.H. Donnelley, Inc.
5,306,466	Term Loan, Maturing June 30, 2010	5,375,286
	Sun Media Corp.
1,326,014	Term Loan, Maturing February 7, 2009	1,340,103
	Transwestern Publishing Co., LLC
909,969	Term Loan, Maturing February 25, 2011	922,197
1,596,000	Term Loan, Maturing February 25, 2011	1,619,442
		$39,694,602
Real Estate — 3.2%
	BRE/Homestead, LLC
4,000,000	Term Loan, Maturing January 11, 2006	3,992,500
	DMB/CHII, LLC
1,677,663	Term Loan, Maturing March 3, 2009	1,681,857
	Landsource Communities Development, LLC
6,011,000	Term Loan, Maturing March 31, 2010	6,104,922
	Newkirk Master, L.P.
1,346,359	Term Loan, Maturing November 24, 2006	1,369,920
	Newkirk Tender Holdings, LLC
1,611,111	Term Loan, Maturing May 25, 2006	1,627,222
1,806,929	Term Loan, Maturing May 25, 2006	1,824,998
	OLY Hightop Parent
3,500,000	Term Loan, Maturing February 28, 2005	3,508,750
		$20,110,169
Restaurants — 2.2%
	AFC Enterprises, Inc.
2,332,533	Term Loan, Maturing June 30, 2004	2,303,377
887,736	Term Loan, Maturing May 23, 2009	891,065
	Buffets, Inc.
418,182	Term Loan, Maturing June 28, 2009	425,500
4,160,909	Term Loan, Maturing June 28, 2009	4,235,676
	Carrols Corp.
2,092,366	Term Loan, Maturing November 30, 2007	2,112,637
	CKE Restaurants, Inc.
693,826	Term Loan, Maturing July 2, 2008	706,835
	Jack in the Box, Inc.

2,985,000	Term Loan, Maturing January 8, 2011	3,027,909
		$13,702,999
Retail - Food and Drug — 3.4%
	Alimentation Couche-Tard, Inc.
1,218,367	Term Loan, Maturing December 17, 2010	1,235,120
	Domino’s, Inc.
7,050,489	Term Loan, Maturing June 25, 2010	7,172,773
	Fleming Companies, Inc.
316,635	Term Loan, Maturing June 18, 2008	315,448
	General Nutrition Centers, Inc.
3,980,000	Term Loan, Maturing December 5, 2009	4,031,243
	Giant Eagle, Inc.
1,995,000	Term Loan, Maturing August 6, 2009	2,019,938
	Rite Aid Corp.
4,364,063	Term Loan, Maturing April 30, 2008	4,463,345
	The Pantry, Inc.
2,321,773	Term Loan, Maturing March 12, 2011	2,356,600
		$21,594,467
Retail - Specialty — 3.0%
	Advance Stores Co., Inc.
2,632,464	Term Loan, Maturing November 30, 2007	2,668,661
	CSK Auto, Inc.
6,716,250	Term Loan, Maturing June 20, 2009	6,810,701
	FTD, Inc.
2,992,500	Term Loan, Maturing February 28, 2011	3,022,425
	Getty Petroleum Marketing, Inc.
2,050,000	Term Loan, Maturing May 19, 2010	2,084,594
	Oriental Trading Co.
974,429	Term Loan, Maturing August 4, 2010	984,783
3,000,000	Term Loan, Maturing January 8, 2011	3,054,999
	Petro Stopping Centers, L.P.
562,500	Term Loan, Maturing February 9, 2007	572,344
		$19,198,507
Road & Rail — 1.9%
	NFIL Holdings Corp.
535,714	Term Loan, Maturing February 27, 2010	543,415
1,641,964	Term Loan, Maturing February 27, 2010	1,664,029
	Quality Distribution, LLC

1,989,975	Term Loan, Maturing November 13, 2009	1,980,025
	RailAmerica, Inc.
270,958	Term Loan, Maturing May 31, 2009	274,989
418,127	Term Loan, Maturing May 31, 2009	424,347
1,846,728	Term Loan, Maturing May 31, 2009	1,874,198
	SIRVA Worldwide, Inc.
4,882,353	Term Loan, Maturing December 31, 2010	4,926,602
		$11,687,605
Semiconductor Equipment and Products — 0.4%
	Fairchild Semiconductor Corp.
742,500	Term Loan, Maturing June 19, 2008	752,709
	Memec Group, Ltd.
1,875,000	Term Loan, Maturing June 15, 2010	1,875,000
		$2,627,709
Shipping Lines — 0.1%
	Horizon Lines, LLC
450,000	Term Loan, Maturing July 7, 2011	458,297
		$458,297
Telecommunications - Wireless — 7.0%
	American Tower, L.P.
2,500,000	Term Loan, Maturing August 31, 2011	2,539,845
	Centennial Cellular Operating Co., LLC
4,837,875	Term Loan, Maturing February 9, 2011	4,867,681
	Crown Castle Operating Co.
7,282,475	Term Loan, Maturing September 30, 2010	7,313,324
	Dobson Cellular Systems, Inc.
4,962,500	Term Loan, Maturing March 31, 2010	4,978,782
	Nextel Finance Co.
9,141,531	Term Loan, Maturing December 15, 2010	9,214,563
	Nextel Partners Operating Corp.
2,450,000	Term Loan, Maturing May 31, 2011	2,492,569
	SBA Senior Finance, Inc.
3,385,746	Term Loan, Maturing October 31, 2008	3,415,900
	Spectrasite Communications, Inc.
1,147,909	Term Loan, Maturing June 30, 2006	1,165,333
2,997,270	Term Loan, Maturing June 30, 2007	3,016,626
	Western Wireless Corp.
5,245,000	Term Loan, Maturing May 28, 2011	5,326,486
		$44,331,109

Telecommunications - Wireline — 3.2%
	Cincinnati Bell, Inc.
4,487,506	Term Loan, Maturing June 30, 2008	4,541,356
	Consolidated Communications, Inc.
2,100,000	Term Loan, Maturing April 14, 2012	2,140,032
	D&E Communications, Inc.
995,000	Term Loan, Maturing December 31, 2011	1,009,303
	NTELOS, Inc.
498,731	Term Loan, Maturing July 25, 2008	493,743
	Qwest Corp.
10,000,000	Term Loan, Maturing June 30, 2007	10,390,630
	Valor Telecommunications Enterprises, LLC
1,472,274	Term Loan, Maturing June 30, 2008	1,481,476
		$20,056,540
Textiles and Apparel — 0.2%
	The William Carter Co.
1,226,686	Term Loan, Maturing September 30, 2008	1,240,997
		$1,240,997
Theaters — 1.5%
	Cinemark, Inc.
1,995,000	Term Loan, Maturing March 31, 2011	2,023,678
	Regal Cinemas Corp.
7,060,538	Term Loan, Maturing November 10, 2010	7,153,207
		$9,176,885
Utility — 5.9%
	Allegheny Energy Supply Co., LLC
4,588,500	Term Loan, Maturing March 8, 2011	4,664,210
	Calpine Corp.
2,178,000	Term Loan, Maturing July 15, 2007	2,187,529
	CenterPoint Energy, Inc.
9,125,376	Term Loan, Maturing October 7, 2006	9,248,952
	Cogentrix Delaware Holdings, Inc.
3,092,250	Term Loan, Maturing February 26, 2009	3,142,499
	Dynegy Holdings, Inc.
3,150,000	Term Loan, Maturing May 28, 2010	3,212,017
	NRG Energy, Inc.
1,637,802	Term Loan, Maturing June 23, 2010	1,698,709
2,902,300	Term Loan, Maturing June 23, 2010	3,010,231

	NUI Utilities, Inc.
983,607	Term Loan, Maturing November 24, 2004	985,451
5,016,393	Term Loan, Maturing November 24, 2004	5,025,799
	Teton Power Funding, LLC
4,084,615	Term Loan, Maturing March 12, 2011	4,128,015
		$37,303,412
Total Senior, Floating Rate Interests (identified cost $866,579,259)		$870,291,378

Common Stocks — 2.6%

Shares/Rights	Security	Value
795,800	Ing Prime Rate Trust	6,318,652
1,097,000	Van Kampen Senior Income Trust	9,697,480
Total Common Stocks (identified cost, $15,753,789)		$16,016,132

Corporate Bonds & Notes — 16.8%

Principal Amount (000’s omitted)	Security	Value
Aerospace and Defense — 0.4%
	Argo Tech Corp., Sr. Notes
840	9.25%, 6/1/11(2)	886,200
	Dunlop Stand Aero Holdings, Sr. Notes
932	11.875%, 5/15/09(2)	992,580
	Sequa Corp.
500	8.875%, 4/1/08	535,000
		$2,413,780
Airlines — 0.3%
	American Airlines
750	7.80%, 10/1/06	674,712
	AMR Corp., Debs.
175	9.00%, 8/1/12	124,250
	Continental Airlines
811	7.033%, 6/15/11	642,527
	Delta Airlines Notes
1,000	7.90%, 12/15/09	395,000
		$1,836,489

Apparel — 0.3%
	GFSI, Inc., Sr. Sub. Notes, Series B
1,000	9.625%, 3/1/07	965,000
	J Crew Operating Corp., Sr. Sub. Notes
165	10.375%, 10/15/07	169,125
	Levi Strauss & Co.
705	7.00%, 11/1/06	687,375
	Phillips Van-Heusen, Sr. Notes
110	7.25%, 2/15/11(2)	112,750
		$1,934,250
Auto and Parts — 0.5%
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,500	9.75%, 11/1/13	1,612,500
	Metaldyne Corp.
350	11.00%, 6/15/12	313,250
	Metaldyne Corp., Sr. Notes
565	10.00%, 11/1/13(2)	567,825
	Tenneco Automotive, Inc., Series B
615	11.625%, 10/15/09	662,662
215	10.25%, 7/15/13	246,175
		$3,402,412
Broadcasting and Cable — 1.1%
	Cablevision Systems Corp., Sr. Notes
20	8.00%, 4/15/12(2)	19,750
	Charter Communications Holdings, Sr. Notes
440	8.375%, 4/30/14	426,800
	Charter Communications, Inc.
195	5.75%, 10/15/05	178,425
	CSC Holdings, Inc., Sr. Sub. Notes
1,000	10.50%, 5/15/16	1,125,000
	Dex Media West LLC, Sr. Sub. Notes
110	9.875%, 8/15/13	124,575
	Insight Communications, Sr. Disc. Notes
145	12.25%, 2/15/11	126,875
	Kabel Deutschland GMBH
810	10.625%, 7/1/14(2)	834,300
	Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
110	11.375%, 4/1/13	79,200
	Paxson Communications Corp.
4,000	4.35%, 1/15/10(2)	4,035,000
		$6,949,925

Building and Construction - Miscellaneous — 0.3%
	Interline Brands, Inc., Sr. Sub. Notes
750	11.50%, 5/15/11	832,500
	Ply Gem Industries, Inc., Sr. Sub. Notes
1,000	9.00%, 2/15/12(2)	1,015,000
		$1,847,500
Building Materials — 0.1%
	Collins & Aikman Floor Cover
300	9.75%, 2/15/10	312,000
		$312,000
Business Services - Miscellaneous — 0.4%
	Advanstar Communications, Inc.
1,000	10.75%, 8/15/10	1,110,000
	United Rentals North America, Inc., Sr. Sub. Notes
220	7.00%, 2/15/14	201,850
	Vertis, Inc., Sub. Notes
40	13.50%, 12/7/09(2)	41,000
	Williams Scotsman, Inc.
1,000	9.875%, 6/1/07	995,000
		$2,347,850
Cable Television — 0.1%
	Charter Communications Holdings, LLC, Sr. Notes
900	10.25%, 1/15/10	704,250
		$704,250
Chemicals — 0.9%
	Avecia Group PLC
100	11.00%, 7/1/09	77,000
	BCP Caylux Holdings, Sr. Sub. Notes
475	9.625%, 6/15/14(2)	497,562
	Huntsman LLC
435	11.625%, 10/15/10	486,112
	Lyondell Chemical Co., Series B
1,325	9.875%, 5/1/07	1,396,219
	Nalco Co., Sr. Sub. Notes
605	8.875%, 11/15/13(2)	638,275
	OM Group, Inc.
1,750	9.25%, 12/15/11	1,798,125
	Rhodia SA, Sr. Notes
545	10.25%, 6/1/10(2)	558,625
		$5,451,918

Computer Services — 0.2%
	DigitalNet, Inc., Sr. Notes
1,000	9.00%, 7/15/10	1,072,500
		$1,072,500
Computer Software & Services — 0.2%
	UGS Corp., Sr. Sub. Notes
985	10.00%, 6/1/12(2)	1,049,025
		$1,049,025
Consumer Products — 0.2%
	Amscan Holdings, Inc., Sr. Sub. Notes
270	8.75%, 5/1/14(2)	270,675
	Fedders North America, Inc., Sr. Notes
240	9.875%, 3/1/14	199,200
	Rayovac Corp., Sr. Sub. Notes
455	8.50%, 10/1/13	483,437
	Samsonite Corp., Sr. Sub. Notes
140	8.875%, 6/1/11(2)	143,150
		$1,096,462
Containers and Packaging — 0.2%
	Intertape Polymer US, Inc., Sr. Sub. Notes
315	8.50%, 8/1/14(2)	311,850
	Pliant Corp.
1,000	0.00%, 6/15/09	890,000
	Solo Cup Co., Sr. Sub. Notes
250	8.50%, 2/15/14(2)	231,250
		$1,433,100
Containers and Packaging - Paper — 0.1%
	Stone Container Corp., Sr. Notes
750	7.375%, 7/15/14(2)	759,375
		$759,375
Engineering — 0.0%
	Shaw Group, Inc., Sr. Notes
70	10.75%, 3/15/10	69,650
		$69,650
Entertainment — 0.3%
	AMF Bowling Worldwide, Sr. Sub. Notes
85	10.00%, 3/1/10(2)	88,187
	LCE Acquisition Corp., Sr. Sub. Notes
210	9.00%, 8/1/14(2)	207,900
	MGM Grand, Inc.
110	6.875%, 2/6/08	117,700

	Six Flags, Inc., Sr. Notes
1,000	8.875%, 2/1/10	932,500
135	9.75%, 4/15/13	125,550
705	9.625%, 6/1/14	657,412
	True Temper Sports, Inc., Sr. Sub. Notes
65	8.375%, 9/15/11	65,975
		$2,195,224
Finance - Investment Bankers — 3.1%
	Dow Jones CDX HY
20,000	8.00%, 12/29/09(2)	19,450,000
		$19,450,000
Food, Beverages and Tobacco — 0.0%
	WH Holdings Ltd. and WH Capital Corp., Sr. Notes
175	9.50%, 4/1/11	183,750
		$183,750
Foods — 0.4%
	Merisant Co., Sr. Notes
255	9.50%, 7/15/13(2)	269,025
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
2,115	8.25%, 12/1/13(2)	2,040,975
	United Agricultural Products, Sr. Notes
95	8.25%, 12/15/11(2)	105,450
		$2,415,450
Gaming — 0.3%
	OED Corp./Diamond Jo LLC
355	8.75%, 4/15/12(2)	348,787
	Seneca Gaming Corp., Sr. Notes
230	7.25%, 5/1/12(2)	230,575
	Trump Holdings and Funding, Sr. Notes
540	11.625%, 3/15/10	554,850
	Wynn Las Vegas LLC/Corp.
670	12.00%, 11/1/10	827,450
		$1,961,662
Health Services — 0.7%
	Curative Health Services, Sr. Notes
205	10.75%, 5/1/11(2)	186,550
	Healthsouth Corp.
75	7.625%, 6/1/12	70,781
	Healthsouth Corp., Sr. Notes
75	8.375%, 10/1/11	72,750

	Quintiles Transational Corp., Sr. Sub. Notes
2,000	10.00%, 10/1/13	2,065,000
	Tenet Healthcare Corp.
500	7.375%, 2/1/13	465,000
	Tenet Healthcare Corp., Sr. Notes
210	9.875%, 7/1/14(2)	219,187
	Vanguard Health Systems
1,000	9.75%, 8/1/11	1,155,000
		$4,234,268
Household Products — 0.2%
	Chattem Inc.
1,000	7.00%, 3/1/14	975,000
	Interface, Inc.
500	10.375%, 2/1/10	563,750
		$1,538,750
Information Technology — 0.4%
	New ASAT (Finance) Ltd., Sr. Notes
1,545	9.25%, 2/1/11(2)	1,490,925
	Stratus Technologies, Inc., Sr. Notes
1,130	10.375%, 12/1/08(2)	1,101,750
		$2,592,675
Investment Services — 0.7%
	Carlyle High Yield Partners, Series 2004-6A, Class C
1,000	4.36%, 8/15/16(2)	1,000,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1
1,500	4.055%, 7/30/16(2)	1,500,000
	E*Trade Financial Corp., Sr. Notes
285	8.00%, 6/15/11(2)	287,850
	First CLO, Ltd., Sr. Sub. Notes
1,000	Variable Rate, 3.96%, 7/27/16(2)	1,000,000
	Refco Finance Holdings LLC, Sr. Sub. Notes
420	9.00%, 8/1/12(2)	422,100
		$4,209,950
Lodging — 0.0%
	Felcor Lodging L.P., Sr. Notes
140	5.84%, 6/1/11(2)	140,350
		$140,350

Lodging and Gaming — 0.3%
	Inn of the Mountain Gods, Sr. Notes
1,000	12.00%, 11/15/10	1,125,000
	Majestic Star Casino LLC
500	9.50%, 10/15/10	507,500
	Premier Entertainment Biloxi LLC/Premier Finance Biloxi Corp.
30	10.75%, 2/1/12(2)	31,800
		$1,664,300
Machinery — 0.7%
	Erico International Corp.
2,000	8.875%, 3/1/12	2,060,000
	Milacron Escrow Corp.
445	11.50%, 5/15/11(2)	465,025
	Thermadyne Holdings Corp., Sr. Sub. Notes
2,180	9.25%, 2/1/14	2,190,900
		$4,715,925
Manufacturing — 0.3%
	Aearo Co. I, Sr. Sub. Notes
155	8.25%, 4/15/12(2)	158,875
	Amsted Industries, Inc., Sr. Notes
615	10.25%, 10/15/11(2)	667,275
	MAAX Corp., Sr. Sub. Notes
115	9.75%, 6/15/12(2)	119,887
	Mueller Group, Inc., Sr. Sub. Notes
635	10.00%, 5/1/12(2)	669,925
	Mueller Holdings, Inc., Sr. Notes
190	0.00%, 4/15/14	118,750
		$1,734,712
Medical Products — 0.3%
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
1,545	8.75%, 2/15/12(2)	1,506,375
	Medical Device Manufacturing, Inc., Sr. Sub. Notes
185	10.00%, 7/15/12(2)	190,550
	VWR International, Inc., Sr. Sub. Notes
305	8.00%, 4/15/14(2)	312,625
		$2,009,550
Metals - Steel — 0.1%
	Ispat Inland ULC, Sr. Notes
305	9.75%, 4/1/14(2)	316,437
		$316,437

Mining - Coal — 0.0%
	Alpha Natural Resources, Sr. Notes
135	10.00%, 6/1/12(2)	145,800
		$145,800
Oil and Gas - Equipment and Services — 0.2%
	Dynegy Holdings, Inc., Sr. Notes
50	6.875%, 4/1/11	45,250
500	10.125%, 7/15/13(2)	553,750
	Giant Industries, Sr. Sub. Notes
145	8.00%, 5/15/14	149,712
	Hanover Compressor Co., Sr. Notes
85	8.625%, 12/15/10	90,525
	Hanover Compressor Co., Sr. Sub. Notes
545	0.00%, 3/31/07	446,900
	Transmontaigne, Inc., Sr. Sub. Notes
80	9.125%, 6/1/10	86,800
		$1,372,937
Oil and Gas - Exploration and Production — 0.3%
	Belden & Blake Corp., Sr. Notes
65	8.75%, 7/15/12(2)	66,544
	Comstock Resource, Inc.
1,000	6.875%, 3/1/12	987,500
	Continental Resources
1,000	10.25%, 8/1/08	1,040,000
		$2,094,044
Paper and Forest Products — 0.2%
	Caraustar Industries, Inc., Sr. Sub. Notes
285	9.875%, 4/1/11	296,400
	Georgia-Pacific Corp.
65	9.50%, 12/1/11	78,000
	Newark Group, Inc., Sr. Sub. Notes
760	9.75%, 3/15/14(2)	733,400
		$1,107,800
Printing or Publishing - Diversification — 0.0%
	Hollinger Participation Trust, Sr. Notes, (PIK)
155	12.125%, 11/15/10(2)	182,125
		$182,125

Publishing — 0.4%
	American Media, Inc., Series B
280	10.25%, 5/1/09	294,000
	CanWest Media, Inc., Sr. Sub. Notes
500	10.625%, 5/15/11	568,750
	Houghton Mifflin Co., Sr. Sub. Notes
985	9.875%, 2/1/13	1,017,012
	Liberty Group Operating
500	9.375%, 2/1/08	503,750
		$2,383,512
REITS — 0.0%
	Omega Healthcare Investors, Inc., Sr. Notes
110	7.00%, 4/1/14(2)	105,325
		$105,325
Retail — 0.2%
	PCA LLC/PCA Finance Corp., Sr. Notes
895	11.875%, 8/1/09	948,700
		$948,700
Retail - Food and Drug — 0.3%
	General Nutrition Centers, Sr. Sub. Notes
1,000	8.50%, 12/1/10(2)	1,017,500
	Jean Coutu Group, Inc., Sr. Sub. Notes
480	8.50%, 8/1/14(2)	478,200
	Pierre Foods Inc., Sr. Sub. Notes
280	9.875%, 7/15/12(2)	284,900
	Stater Brothers Holdings, Sr. Notes
325	8.125%, 6/15/12(2)	333,938
		$2,114,538
Retail - General — 0.2%
	Affinity Group, Inc., Sr. Sub. Notes
1,000	9.00%, 2/15/12(2)	1,041,250
	Home Interiors & Gifts
100	10.125%, 6/1/08	100,000
		$1,141,250
Retail - Truck Stop — 0.2%
	Petro Stopping Centers LP/Petro Financial Corp., Sr. Notes
1,145	9.00%, 2/15/12	1,167,900
		$1,167,900

Semiconductors — 0.1%
	Amkor Technologies, Inc.
470	5.75%, 6/1/06	432,988
	Freescale Semiconductor, Sr. Notes
55	6.875%, 7/15/11(2)	55,688
		$488,676
Services — 0.0%
	Allied Security Escrow, Sr. Sub. Notes
65	11.375%, 7/15/11(2)	67,600
		$67,600
Services - Uhaul Movers — 0.0%
	Amerco, Inc.
205	9.00%, 3/15/09	212,688
		$212,688
Shipping Lines — 0.0%
	Horizon Lines, LLC
230	9.00%, 11/1/12(2)	239,775
		$239,775
Telecommunication Equipment — 0.0%
	Marconi Corp. PLC, Series A
47	8.00%, 4/30/08(2)	51,351
	Nortel Networks Ltd.
95	6.125%, 2/15/06	95,356
135	4.25%, 9/1/08	128,756
		$275,463
Tobacco — 0.0%
	North Atlantic Trading Co., Sr. Notes
185	9.25%, 3/1/12	182,225
		$182,225
Transportation — 0.0%
	Quality Distribution LLC/QD Capital Corp.
115	9.00%, 11/15/10(2)	112,269
		$112,269
Utilities — 0.2%
	NRG Energy, Inc., Sr. Notes
1,165	8.00%, 12/15/13(2)	1,197,038
		$1,197,038

Utility - Electric Power Generation — 0.3%
	Calpine Corp., Sr. Notes
90	8.25%, 8/15/05	84,150
15	7.625%, 4/15/06	12,788
500	8.75%, 7/15/07	342,500
1,175	8.50%, 7/15/10(2)	951,750
	Mission Energy Holding Co.
215	13.50%, 7/15/08	267,675
		$1,658,863
Waste Management — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
405	9.50%, 4/15/14(2)	419,175
		$419,175
Wireless Communication Services — 0.7%
	Alamosa Delaware, Inc., Sr. Notes
220	8.50%, 1/31/12(2)	216,150
	Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
215	10.125%, 6/15/13	222,525
	LCI International, Inc., Sr. Notes
795	7.25%, 6/15/07	719,475
	Rural Cellular Corp.
2,000	5.61%, 3/15/10(2)	2,065,000
	SBA Telecommunications, Sr. Disc. Notes
185	0.00%, 12/15/11	141,063
	UbiquiTel Operating Co., Sr. Notes
445	9.875%, 3/1/11	443,888
	US Unwired, Inc.
225	10.00%, 6/15/12(2)	230,063
	Western Wireless Corp., Sr. Notes
160	9.25%, 7/15/13	164,400
		$4,202,564
Wireline Communication Services — 0.3%
	NTL Cable PLC, Sr. Notes
25	8.75%, 4/15/14(2)	26,063
	Qwest Capital Funding, Inc.
315	7.90%, 8/15/10	281,925
	Qwest Services Corp.
990	13.50%, 12/15/10(2)	1,164,488
525	14.00%, 12/15/14(2)	632,625
		$2,105,101
Total Corporate Bonds & Notes (identified cost $106,668,888)		$105,968,857

Total Investments — 157.4% (identified cost $989,001,936)	$992,276,367
Other Assets, Less Liabilities — 5.2%	$32,626,964
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.5)%	$(394,296,139)
Net Assets Applicable to Common Shares— 100.0%	$630,607,192

Note	-

The Trust has made commitments to fund specified amounts under certain existing credit arrangements.  Pursuant to the terms of these arrangements, the Trust had unfunded loan commitments of $2,758,570 as of July 31, 2004.

PIK	-	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004 the aggregate value of the securities is $59,864,344 or 9.5% of the net assets.

At July 31, 2004, the Trust had entered into Credit Default Swaps with Credit Suisse First Boston dated January 9, 2004 and January 27, 2004 whereby the Trust will receive 2.45% per year times the notional amounts of $7,800,000 and $7,800,000, respectively.  The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).  At July 31, 2004, the Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at July 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$989,794,408
Gross unrealized appreciation	$7,318,473
Gross unrealized depreciation	(4,836,514)
Net unrealized appreciation	$2,481,959

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	September 21, 2004

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	September 21, 2004